Accounting judgments and estimates (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting judgments and estimates
Intangible assets other than goodwill	€ 6,850	€ 7,400	€ 9,194
Percentage of estimated Variable Transaction Price	95.00%	98.00%	82.00%
Group
Accounting judgments and estimates
Estimated Rate of Implicit Price Concessions	5.00%	2.00%	18.00%
Cost
Accounting judgments and estimates
Intangible assets other than goodwill	€ 34,793	€ 32,554	€ 30,827	€ 28,040